Subsequent Events (FY) (Details) - USD ($)			1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 17, 2021	Jan. 19, 2021	Mar. 31, 2021	Jan. 31, 2021	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Received proceeds							$ 496,466,000	$ 143,884,000	$ 314,668,000	$ 688,391,000
Delayed draw term loan
Subsequent Event [Line Items]
Received proceeds					$ 0		69,200,000		$ 264,700,000	$ 39,200,000
Briostack LLC
Subsequent Event [Line Items]
Initial purchase price		$ 35,200,000					35,167,000
PulseM
Subsequent Event [Line Items]
Initial purchase price	$ 34,500,000						$ 34,484,000
Subsequent Event | Delayed draw term loan
Subsequent Event [Line Items]
Received proceeds						$ 72,100,000
Subsequent Event | Briostack LLC
Subsequent Event [Line Items]
Initial purchase price				$ 35,000,000
Subsequent Event | PulseM
Subsequent Event [Line Items]
Initial purchase price			$ 34,500,000